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SECURITIES AND EXCHANGE COMMISSION RECEIVED NOV 05 2009 DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

10045401

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Developed ex-US Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

SCHF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, Euronext France, Euronext Netherlands, Euronext Portgual, Indonesia Stock Exchange, Singapore Exchange, Budapest Exchange, Bombay Exchange, Irish Exchange, Tel Aviv Exchange, Italy Continous Exchange, Helsinki Exchange, Copenhagen Exchange, Cairo Exchange, Athens Exchange, Xetra Exchange, Mexico City, Casablanca Exchange, Korea Stock Exchange, Tokyo Exchange, Osaka Exchange, Kuala Lumpur, Lima, Russian Trading System, Oslo Exchange, Vienna Exchange, Lima Exchange, Johannesburg Exchange, Taipei Exchange, Manila Exchange, Warsaw Exchange, Istanbul Exchange, Swiss Six Exchange, Bangkok Exchange, Buenos Aires, ASX National, Euronext Belgium Exchange, Sao Paulo Exchange, Toronto Exchange, Santiago Exchange, Hong Kong Exchange, Shenznen Exchange, Bogota Exchange, Prague Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

November 3, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 5 2009

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

Via Overnight Mail

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 05 2009
DIVISION OF TRADING & MARKETS

November 3, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Schwab / PIMCO / TXF / OOK

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Schwab International Equity ETF linked to the FTSE Developed ex-US Index (Ticker Symbol SCHF)
- Schwab U.S. Small-Cap ETF linked to the Dow Jones U.S. Small-Cap Total Stock Market Index (Ticker Symbol SCHA)
- Schwab U.S. Large-Cap ETF linked to the Dow Jones U.S. Large-Cap Total Stock Market Index (Ticker Symbol SCHX)
- Schwab U.S. Broad Market ETF linked to the Dow Jones U.S. Broad Stock Market Index (Ticker Symbol SCHB)
- PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF linked to The Bofa Merrill Lynch Long US Treasury Principal STRIPS Index (Ticker Symbol ZROZ)
- PIMCO 3-7 Year U.S. Treasury Index Fund ETF linked to The Bofa Merrill Lynch 3-7 Year U.S. Treasury Index (Ticker Symbol FIVZ)
- TXF Large Companies Fund ETF linked to the SPADE Texas Index (Ticker Symbol TXF)
- OOK, Inc. ETF linked to the SPADE Oklahoma Index (Ticker Symbol OOK)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 5 2009